Statement of Cash Flows - Summary of Cash Inflows And Outflows From Income Tax Interests And Dividends (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income tax paid	₩ 1,158,212	₩ 2,189,111	₩ 1,524,025
Interest received	30,279,240	28,550,486	20,369,575
Interest paid	15,354,968	13,119,057	6,356,269
Dividends received	482,012	330,350	399,984
Dividends paid	₩ 1,686,777	₩ 1,336,816	₩ 1,564,153